UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/30/2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brencourt Advisors LLC
Address: 280 Park Avenue, 30th Fl
         New York, New York  10017

13F File Number:  028-10167

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Bani
Title:     Chief Compliance Officer
Phone:     212-313-9718

Signature, Place, and Date of Signing:

 /s/Richard Bani     New York, NY     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    47

Form 13F Information Table Value Total:    $212,668 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALBEMARLE CORP                 COM              012653101     2576    50000 SH  PUT  SOLE                    50000
ALLIANCE HEALTHCARE SRVCS IN   COM NEW          018606202     2083  1653336 SH       SOLE                  1653336
ATP OIL & GAS CORP             COM              00208J108     5962   810000 SH  PUT  SOLE                   810000
BANK OF AMERICA CORPORATION    COM              060505104      556   100000 SH  CALL SOLE                   100000
BLUE COAT SYSTEMS INC          COM NEW          09534T508      817    32100 SH       SOLE                    32100
CHESAPEAKE ENERGY CORP         NOTE 2.250%12/1  165167CB1     4117  5000000 PRN      SOLE                  5000000
CITIGROUP INC                  COM NEW          172967424    13155   500000 SH  CALL SOLE                   500000
COMPLETE PRODUCTION SERVICES   COM              20453E109     1886    56197 SH       SOLE                    56197
CONSTELLATION ENERGY GROUP I   COM              210371100     1803    45445 SH       SOLE                    45445
DELPHI FINL GROUP INC          CL A             247131105     1697    38300 SH       SOLE                    38300
DEMANDTEC INC                  COM NEW          24802R506     1125    85400 SH       SOLE                    85400
EL PASO CORP                   COM              28336L109     4331   163001 SH       SOLE                   163001
EQUINIX INC                    NOTE 2.500% 4/1  29444UAF3     1866  1800000 PRN      SOLE                  1800000
FIBERTOWER CORP                NOTE 9.000%11/1  31567RAC4      181  2199591 PRN      SOLE                  2199591
GENERAL MTRS CO                COM              37045V100     1014    50000 SH       SOLE                    50000
GOODRICH CORP                  COM              382388106     5134    41500 SH       SOLE                    41500
GOODRICH CORP                  COM              382388106    10477    84700 SH  CALL SOLE                    84700
HEALTHSPRING INC               COM              42224N101     4630    84900 SH       SOLE                    84900
HECKMANN CORP                  COM              422680108      333    50000 SH  CALL SOLE                    50000
INTERPUBLIC GROUP COS INC      NOTE 4.250% 3/1  460690BA7     2516  2500000 PRN      SOLE                  2500000
INX INC                        COM              46185W109      245    28000 SH       SOLE                    28000
ISTA PHARMACEUTICALS INC       COM NEW          45031X204      222    31436 SH       SOLE                    31436
JEFFERIES GROUP INC NEW        COM              472319102     1375   100000 SH  PUT  SOLE                   100000
KODIAK OIL & GAS CORP          COM              50015Q100      950   100000 SH  CALL SOLE                   100000
MEDCO HEALTH SOLUTIONS INC     COM              58405U102     3756    67200 SH       SOLE                    67200
MGM RESORTS INTERNATIONAL      NOTE 4.250% 4/1  55303QAE0    10112 10700000 PRN      SOLE                 10700000
MOTOROLA MOBILITY HLDGS INC    COM              620097105     4358   112320 SH       SOLE                   112320
MYLAN INC                      NOTE 1.250% 3/1  628530AG2     6564  6500000 PRN      SOLE                  6500000
NAVISTAR INTL CORP NEW         NOTE 3.000%10/1  63934EAL2     5133  4800000 PRN      SOLE                  4800000
NETLOGIC MICROSYSTEMS INC      COM              64118B100     4293    86600 SH       SOLE                    86600
PHARMASSET INC                 COM              71715N106     1397    10900 SH       SOLE                    10900
PHARMASSET INC                 COM              71715N106     2885    22500 SH  CALL SOLE                    22500
RESEARCH IN MOTION LTD         COM              760975102      534    36800 SH       SOLE                    36800
RIGHTNOW TECHNOLOGIES INC      COM              76657R106     2605    60969 SH       SOLE                    60969
RSC HOLDINGS INC               COM              74972L102     1534    82897 SH       SOLE                    82897
S1 CORPORATION                 COM              78463B101      411    42895 SH       SOLE                    42895
SONOSITE INC                   COM              83568G104     1077    20000 SH       SOLE                    20000
SOUTHERN UN CO NEW             COM              844030106     4738   112507 SH       SOLE                   112507
SPDR S&P 500 ETF TR            TR UNIT          78462F103    69025   550000 SH  PUT  SOLE                   550000
SUCCESSFACTORS INC             COM              864596101     2683    67300 SH       SOLE                    67300
TELEPHONE & DATA SYS INC       SPL COM          879433860     1066    44780 SH       SOLE                    44780
TEMPLE INLAND INC              COM              879868107     2492    78600 SH       SOLE                    78600
TENET HEALTHCARE CORP          COM              88033G100     2040   397700 SH  CALL SOLE                   397700
THQ INC                        NOTE 5.000% 8/1  872443AB2     3570  7000000 PRN      SOLE                  7000000
TRANSATLANTIC HLDGS INC        COM              893521104     6130   111997 SH       SOLE                   111997
TRW AUTOMOTIVE HLDGS CORP      COM              87264S106     6520   200000 SH  CALL SOLE                   200000
WILLIAMS COS INC DEL           COM              969457100      694    21000 SH       SOLE                    21000
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